UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this report:

Name:     Connors Investor Services, Inc.
Address:  1100 Berkshire Blvd.
          Wyomissing, PA 19610

Form 13F File Number:  28-3129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:       Ronald H. Seher
Title:      Senior Vice President
Phone:      610-376-7418
Signature, Place, and Date of Signing

     Ronald H. Seher       Wyomissing, Pennsylvania          May 10, 2001

Report Type (Check only one.) :

[ X]       13F HOLDINGS REPORT

[  ]       13F NOTICE

[  ]       13F COMBINATION


List of Other Managers Reporting for this Manager :

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   99

Form 13F information Table Value Total:   $241,993



List of Other Included Managers:


 FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None
                                                                  in Instr.  Other
ABBOTT LABS        COM   002824100          871   18,465                                        18465
AIR PRODUCTS       COM   009158106          209    5,430                                         5430
AMERICAN EXPRESS   COM   025816109          305    7,374                                         7374
AMERICAN GENERAL   COM   026351106          574   15,000                                        15000
AMERICAN HOME PRO  COM   026609107         3259   55,564                                        55564
AMERICAN INTL      COM   026874107         5382   66,863                                        66863
AMGEN              COM   031162100          229    3,800                                         3800
ANHEUSER BUSCH     COM   035229103         4138   90,100                                        90100
ATMI, INC.         COM   00207R101          375   20,250                                        20250
AUTOMATIC DATA     COM   053015103         5480  100,775                                       100775
BANK OF NEW YORK   COM   064057102         1818   36,921                                        36921
BANKAMERICA        COM   060505104          203    3,708                                         3708
BAXTER INTL        COM   071813109          679    7,209                                         7209
BECTON DICKINSON   COM   075887109         1722   48,750                                        48750
BELL MICROPROD.    COM   078137106         2379  210,325                                       133325              77,000
BELL SOUTH         COM   079860102          285    6,976                                         6976
BPA AMOCO          COM   055622104         1033   20,818                                        20818
BRISTOL MYERS      COM   110122108         4485   75,499                                        75499
CARPENTER TECH     COM   144285103          410   14,619                                        14619
CEDAR FAIR L.P     COM   150185106          431   19,400                                        19400
CHATTEM            COM   162456107          620   71,350                                        59550             11,800
CHEVRON            COM   166751107          265    2,413                                         2413
CHUBB              COM   171232101          219    3,030                                         3030
CITIGROUP          COM   172967101          283    6,284                                         6284
COLGATE PALMOLIVE  COM   194162103         2596   46,972                                        46972
CREE RESEARCH      COM   225447101          764   51,040                                        33040             18,000
CONAGRA            COM   205887102         1021   56,000                                        56000

  COLUMN TOTALS                           40035

    FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None
                                                                  in Instr.  Other
DAKTRONICS         COM   234264109         7134  380,475                                       265475             115,000
DOVER CORP         COM   260003108         2057   57,400                                        57400
DUKE ENERGY        COM   264399106          464   10,852                                        10852
DU PONT            COM   263534109          231    5,672                                         5672
EDGE PETROLEUM     COM   279862106         4399  533,251                                       431251             102,000
EMERSON ELECTRIC   COM   291011104          579    9,344                                         9344
FIRST UNION        COM   337358105         3205   97,130                                        97130
GENERAL ELECTRIC   COM   369604103        11206  267,711                                       267711
GENTEX             COM   371901109         4748  205,300                                       131200             74,100
GILLETTE           COM   375766102          327   10,500                                        10500
GLAXO HOLDINGS     COM   37733W105          297    5,680                                         5680
W W GRAINGER       COM   384802104          401   11,850                                        11850
H J HEINZ          COM   423074103         1216   30,261                                        30261
HERSHEY FOODS      COM   427866108          367    5,300                                         5300
HEWLETT PACKARD    COM   429236103         1753   56,050                                        56050
IBM                COM   459200101         1138   11,830                                        11830
INTEL              COM   458140100         2287   86,916                                        86916
JOHNSON & JOHNSON  COM   478160104          311    3,561                                         3561
KENSEY NASH        COM   490057106         5104  439,050                                       318050              50,000
KIMBERLY CLARK     COM   494368103         5362   79,044                                        79044
LILLY, ELI         COM   532457108         4057   52,925                                        52925
LITHIA MOTORS      COM   536797103         4763  316,450                                       221850              94,600

  COLUMN TOTALS                           61406


    FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None
                                                                  in Instr.  Other
MEADE INSTRUMENT   COM   583062104         2493  604,300                                       498300            106,000
MEASUREMENT SPEC.  COM   583421102         5562  289,525                                       170725            118,800
MEDTRONIC          COM   585055106         2679   58,575                                        58575
McGRAW HILL        COM   580645109          985   16,516                                        16516
MELLON BANK        COM   58551A108         5929  146,325                                       146325
MERCK              COM   589331107         4314   56,843                                        56843
MICROSOFT          COM   594918104         3283   60,031                                        60031
J P MORGAN        COM   616880100          548   12,200                                        12200
NCI BUILDING       COM   628852105         2610  154,420                                        82920              71,500
NEWELL CO          COM   651192106         1076   40,600                                        40600
OCCIDENTAL PETROL  COM   674599105          272   11,000                                        11000
OMNICOM            COM   681919106         6539   78,900                                        78900
PARKWAY PROP       COM   70159Q104         4956  172,668                                       113788              58,900
PENN NATL GAMING   COM   707569109         5944  475,509                                       350509             125,000
PEPSICO            COM   713448108         2258   51,371                                        51371
PERF. FOOD GROUP   COM   713755106         6434  122,550                                        89650              32,900
PFIZER             COM   717081103          725   17,710                                        17710
PLANTRONICS        COM   727493108         1701   95,700                                        60900              34,800
PROCTOR & GAMBLE   COM   742718109         1897   30,311                                        30311
POMEROY COMPUTER   COM   731822102         4272  303,813                                       242813              61,000

  COLUMN TOTALS                           64477
    FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None
                                                                  in Instr.  Other
PNC BANC CORP      COM   693475105          750   11,073                                        11073
PHARMACIA  CORP    COM   71713U102         5592  111,011                                       111011
Q-LOGIC            COM   747277101         5186  230,496                                       200696              29,800
RICHARDSON ELEC.   COM   763165107         4434  342,760                                       248960              93,800
ROCK OF AGES       COM   772632105          774  158,800                                        39500             119,300
ROYAL DUTCH        COM   780257705          299    5,400                                         5400
SBC COMMUNICATION  COM   78387G103         3388   75,916                                        75916
SCHERING PLOUGH    COM   806605101         3449   94,404                                        94404
SARA LEE           COM   803111103         1475   68,328                                        68328
SCHLUMBERGER       COM   806857108          679   11,780                                        11780
SCHWAB             COM   808513105          951   61,675                                        61675
SIPEX              COM   829909100         1575  168,605                                       130605              38,000
STATE ST CORP      COM   857473102         1023   10,950                                        10950
SERVICEMASTER      COM   817615107          176   15,666                                        15666
STORAGE USA        COM   861907103         3065   94,062                                        62062              32,000
STRYKER CORP       COM   863667101          637   12,200                                        12200
SYSCO CORP         COM   871829107         2975  112,240                                       112240
A T & T CORP.      COM   001957109          445   20,893                                        20893
TEXACO             COM   881694103          356    5,358                                         5358
TREX CO.           COM   89531P105         3935  126,900                                        89900              37,000
TEXTRON            COM   883203101          208    3,666                                         3666
TYCO INT'L         COM   902124106         8358  193,329                                       193329
UNITED TECHNOLOGI  COM   913017109         1840   25,100                                        25100
UNIROYAL TECH      COM   909163107          892  119,150                                        81150              38,000
UNIVERSAL ELECT.   COM   913483103         3203  194,050                                       139050              55,000
VERIZON            COM   92343V104         1948   39,508                                        39508
WALGREEN           COM   931422109         4544  111,365                                       111365
WILLIAMS COS       COM   969457100         1204   28,103                                        28103
EXXON MOBIL        COM   30231G102         7435   91,794                                        91794
DENTSPLY INTL      COM   249030107         5279  144,620                                       144620
  COLUMN TOTALS                           76075
   FINAL TOTAL                         $241,993

